Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Segment Reporting

	2020	2019	2018
Revenues
Cement, masonry cement and lime	33,127,520	24,006,607	16,282,614
Concrete	1,799,175	3,953,907	3,657,339
Rail services	3,088,837	2,981,609	2,136,182
Aggregates	356,863	498,112	334,207
Others	173,917	157,252	117,898
Segment-to-segment deletions	(2,287,266)	(2,959,510)	(2,325,008)

Total	36,259,046	28,637,977	20,203,232
Reconciliation—effect from restatement in constant currency	5,364,209	19,115,113	31,034,922

Total	41,623,255	47,753,090	51,238,154

	2020	2019	2018
Cost of sales
Cement, masonry cement and lime	19,192,151	15,250,255	10,619,292
Concrete	2,291,800	3,761,272	3,421,581
Rail services	3,031,098	2,610,253	1,913,366
Aggregates	439,325	525,504	360,466
Others	114,556	102,866	67,057
Segment-to-segment deletions	(2,287,266)	(2,959,510)	(2,325,008)

Total	22,781,664	19,290,640	14,056,754
Reconciliation—effect from restatement in constant currency	6,244,714	15,415,519	24,336,661

Total	29,026,378	34,706,159	38,393,415

	2020	2019	2018
Selling, administrative and other expenses
Cement, masonry cement and lime	2,380,026	1,770,540	1,084,763
Concrete	30,491	119,696	117,878
Rail services	168,615	181,658	149,810
Aggregates	(1,247)	(7,733)	(4,173)
Others	70,910	58,852	39,610

Total	2,648,795	2,123,013	1,387,888
Reconciliation - effect from restatement in constant currency	658,661	1,620,982	2,271,866

Total	3,307,456	3,743,995	3,659,754

	2020	2019	2018
Depreciation and amortization
Cement, masonry cement and lime	801,603	721,976	415,892
Concrete	188,627	61,987	32,222
Rail services	250,098	183,342	137,274
Aggregates	22,533	18,879	24,139
Others	4,426	270	2,669

Total	1,267,287	986,454	612,196
Reconciliation - effect from restatement in constant currency	2,608,023	2,668,868	3,115,845

Total	3,875,310	3,655,322	3,728,041

	2020	2019	2018
Revenues less cost of sales, selling and administrative expenses, and other gains and losses
Cement, masonry cement and lime	11,555,343	6,985,812	4,578,559
Concrete	(523,116)	72,939	117,880
Rail services	(110,876)	189,698	73,006
Aggregates	(81,215)	(19,659)	(22,086)
Others	(11,549)	(4,466)	11,231

Total	10,828,587	7,224,324	4,758,590
Reconciliation - Effect from restatement in constant currency	(1,539,166)	2,078,612	4,426,395

Total	9,289,421	9,302,936	9,184,985
Reconciling items
Tax on debits and credits to bank accounts	(489,365)	(549,783)	(532,369)
Income (loss) from interest in companies	(403,791)	—	—
Asset impairment - Rail Services	(784,448)	—	—
Asset impairment - Aggregates	(162,506)	—	—
Financial results (loss), net	1,067,767	(2,068,017)	(3,007,069)
Income tax	(2,263,560)	(2,200,136)	(2,304,174)
Net profit for the year from discontinued operations	5,128,601	1,020,255	743,697

Net profit for the year	11,382,119	5,505,255	4,085,070